Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 7 — GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in goodwill were as follows (in millions):

	Year Ended December 31,
	2014	2013
Beginning of period	$309.7	$309.1
Foreign currency translation	(1.6)	0.6

End of period	$308.1	$309.7

Holdings reviews the carrying amounts of goodwill for impairment annually as of December 31 or whenever events or conditions indicate that the net carrying amount may not be recoverable from estimated undiscounted future cash flows. If it is determined that the estimated net recoverable amount is less than the net carrying amount, a write-down to the asset’s fair value is recognized through a charge to earnings. During the year ended December 31, 2014, Holdings conducted a discounted cash flow fair value assessment of its goodwill. Based upon the results of the annual impairment test as of December 31, 2014, it was determined that the fair value of Holdings exceeded the carrying value of its net assets by approximately 10%, therefore no impairment of goodwill was recorded.

The components of other intangible assets were as follows (in millions):

			December 31, 2014
	Amortizable Life	Weighted Average Remaining Life	Cost	Impairment	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(86.1)	$(1.1)	$196.4
Trademarks	5 years	1 years	0.6	—	(0.5)	—	0.1
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0
Integrated software systems	5 years	1 years	11.0	—	(8.1)	—	2.9

			$444.2	$(38.0)	$(94.7)	$(1.1)	$310.4

			December 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Cost	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(64.4)	$(0.1)	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2
Trademarks	Indefinite	Indefinite	151.0	(2.0)	—	—	149.0
Integrated software systems	5 years	2 years	11.0	—	(5.9)	—	5.1

			$446.2	$(2.0)	$(70.7)	$(0.1)	$373.4

Holdings reviews the carrying amounts of intangible assets for impairment annually as of December 31 or whenever events or conditions indicate that their net carrying amounts may not be recoverable from estimated undiscounted future cash flows. If it is determined that the estimated net recoverable amount is less than the net carrying amount, a write-down to the asset’s fair value is recognized through a charge to earnings. During the year ended December 31, 2014, Holdings recorded a trademark impairment loss of $38.0 million related to the indefinite-lived trademark intangible asset of its fuel delivery systems product line. A decision by a customer to change suppliers and a change by another customer from branded to private label products triggered the need to test the carrying value of this indefinite-lived intangible asset. A discounted cash flow calculation was performed reflecting the revised forecasted net sales information. This identified that the estimated recoverable amount was less than the carrying value. The annual impairment test as of December 31, 2014 did not result in any additional impairment of Holdings indefinite-lived intangible asset. For the year ended December 31, 2013, Holdings conducted a discounted cash flow fair value assessment of its indefinite-lived trademark intangibles assets. The assessment indicated that the value of one of Holdings’ indefinite-lived trademarks had been impaired due to a decline in forecasted net sales. The resulting impairment loss of $2.0 million was recorded as of December 31, 2013. The impairment losses are included in the trademark impairment loss in the consolidated statements of comprehensive income (loss).

The aggregate intangible amortization charged to the consolidated statements of comprehensive income (loss) was $24.4 million, $24.4 million and $24.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software Systems
2015	$22.2	$2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—
2019	22.1	—